Balance Sheet Components	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
Note 5. Balance Sheet Components
Cash and Cash Equivalents
The Company’s cash and cash equivalents consist of the following (in thousands):

	December 31,
	2021	2020
Cash	$5,131	$869
Cash equivalents:
Money market funds (1)	177,513	10,493

Total cash and cash equivalents	$182,644	$11,362

(1)
The Company maintains a cash sweep account which is included in money market funds as of December 31, 2021. Cash is invested in the short-term money market funds, which is a cash sweep for not invested cash that earns interest.

Inventory
Inventory, consisting of material, direct and indirect labor, and manufacturing overhead, consists of the following (in thousands):

	December 31,
	2021	2020
Raw materials	$2,401	$1,376
Work in process	1,951	1,249
Finished goods	3,096	2,192

Total inventory	$7,448	$4,817

During the years ended December 31, 2021, 2020 and 2019, $0.8 million, $0.8 million and $4.8 million of inventory write downs were charged to cost of revenue.
Prepaid expenses and other current assets
Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2021	2020
Prepaid expenses	$1,970	$694
Prepaid insurance	1,355	206
Receivable from contract manufacturer	1,344	1,521
Grant receivable	779	—
Security deposit	118	20

Total prepaid and other current assets	$5,566	$2,441

Property and Equipment, net
Property and equipment consists of the following (in thousands):

	Estimated Useful Life (in years)	December 31,
		2021	2020
Machinery and equipment	3	$8,404	$5,084
Computer equipment	3	498	456
Automotive and vehicle hardware	5	93	93
Software	3	104	104
Furniture and fixtures	7	730	721
Construction in progress		1,700	—
Leasehold improvements	Shorter of useful life or lease term	9,265	9,265

		20,794	15,723
Less: Accumulated depreciation		(10,740)	(5,992)

Property and equipment, net		$10,054	$9,731

Depreciation expense associated with property and equipment was $4.7 million, $3.7 million and $2.0 million in the years ended December 31, 2021, 2020 and 2019, respectively. As of December 31, 2021, the Company had tangible assets of $1.8 million held in Thailand and the remainder were in the U.S. As of December 31, 2020, the Company had tangible assets of $1.3 million held in Thailand and the remainder were in the U.S.
Goodwill and Acquired Intangible Assets, Net
The following table presents goodwill activity (in thousands):

December 31, 2020	$—
Goodwill acquired	51,076

December 31, 2021	$51,076

Acquired intangible assets, net consisted of the following (in thousands):

	Estimated Useful Life (in years)	December 31, 2021
		Gross Carrying Value	Accumulated Amortization	Net Book Value
Developed technology	8	$15,900	$(331)	$15,569
Vendor relationship	3	6,600	(367)	6,233
Customer relationships	3	900	(50)	850

Intangible assets, net		$23,400	$(748)	$22,652

Amortization expense associated with acquired intangible assets, net was $0.7 million in the year ended December 31, 2021. The Company did not have any intangible assets and amortization expense associated as of December 31, 2020 and in the year ended December 31, 2019.
Accrued and Other Current Liabilities
Accrued and other current liabilities consist of the following (in thousands):

	December 31,
	2021	2020
Accrued compensation	$3,229	$1,618
Uninvoiced receipts	9,835	1,947
Other	1,109	556

Total accrued and other current liabilities	$14,173	$4,121